Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets:
Net operating loss and credit carryforwards	$ 48,804	$ 47,940
Inventory	8,670	2,204
Asset retirement obligations	18,114	17,900
Black lung obligations	7,793	6,134
Accrued expenses	8,861	6,259
Other	1,852	1,299
Total deferred income tax assets	94,094	81,736
Less: valuation allowance for deferred income tax assets	(44,674)	(41,016)
Net deferred income tax assets	49,420	40,720
Deferred income tax liabilities:
Prepaid expenses	(10,930)	(6,757)
Property, plant and equipment	(98,283)	(100,834)
Other	(832)	(1,806)
Total deferred income tax liabilities	(110,045)	(109,397)
Net deferred income tax liability	$ (60,625)	$ (68,677)